Cover Page	Oct. 07, 2020
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 8, 2020, CBL & Associates Properties, Inc., (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) under Item 5.02 to report the appointment of Scott D. Vogel to the Company’s Board of Directors (the “Board”). At the time of the Original Form 8-K filing, the Board had not determined to which committees, if any, Mr. Vogel would be appointed. In accordance with Instruction No. 2 of the Instructions to Item 5.02 of Form 8-K, the Company is filing this Amendment No. 1 to the Original Form 8-K to disclose the subsequent appointment of Mr. Vogel to a Board committee. No other changes have been made to the Original Form 8-K.
Document Period End Date	Oct. 07, 2020
Entity Registrant Name	CBL & ASSOCIATES PROPERTIES, INC.
Entity Central Index Key	0000910612
Entity Emerging Growth Company	false
Entity File Number	1-12494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1545718
Entity Address, Address Line One	2030 Hamilton Place Blvd., Suite 500
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421-6000
City Area Code	423
Local Phone Number	855-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CBL
Security Exchange Name	NYSE
7.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	7.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	CBLprD
Security Exchange Name	NYSE
6.625% Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	6.625% Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	CBLprE
Security Exchange Name	NYSE
CBL & Associates Limited Partnership
Document Information [Line Items]
Entity Registrant Name	CBL & ASSOCIATES LIMITED PARTNERSHIP
Entity Central Index Key	0000915140
Entity File Number	333-182515-01
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1542285